Share Capital (Details)			1 Months Ended	12 Months Ended
	Nov. 23, 2021 CAD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jan. 09, 2022 CAD ($) shares
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares	751,163			243,419	2,170	50	240,000
Cash proceeds				$ 365,114	$ 4,883	$ 113
Price per share | (per share)	$ 9.51	$ 7.5
Gross proceeds	$ 34,988,520
Gross proceeds (in Dollars)		$ 27,600,000		365,114	$ 4,883	$ 113
Warrants exercisable (in Shares) | shares	184,000	184,000
Total issuance costs	$ 2,995,448			$ 4,233,129
Commission to the underwriters	2,624,139
Underwriters’ fees	304,248
Other closing expenses	$ 67,061
Convertible debentures price per share (in Dollars per share) | $ / shares	$ 1.25
Total amount of derivative liability	$ 863,294
Common share value							$ 1,950,645
Flow through share percentage				100.00%
Flow-through share liability value			$ 71,249
IPO [Member]
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares	1
Price per share | $ / shares		$ 9.375
IPO [Member] | Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares	3,680,000
Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares	480,000